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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment             [_] Amendment Number:
This Amendment (Check only one.):   [_] is a restatement
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSD Capital, L.P.
Address: 645 Fifth Avenue, 21st Floor
         New York, NY 10022

Form 13F File Number: 28-5391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc R. Lisker, Esq.
Title:   General Counsel, MSD Capital, L.P.
Phone:   (212) 303-1668

Signature, Place, and Date of Signing:

 /s/ Marc R. Lisker, Esq.     New York, NY     May 15, 2012
--------------------------   --------------   --------------
       (Signature)           (City, State)       (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         13

Form 13F Information Table Value Total:    700,399 (thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

Column 1                         Column 2    Column 3   Column 4       Column 5       Column 6  Column 7        Column 8
--------                      -------------- --------- ---------- ------------------ ---------- -------- ----------------------
                                                                                                            Voting Authority
                                                         Value     Shrs or  SH/ Put/ Investment  Other   ----------------------
Name of Issuer                Title of Class  Cusip    (X $1,000)  prn amt  PRN Call Discretion Managers   Sole    Shared  None
--------------                -------------- --------- ---------- --------- --- ---- ---------- -------- --------- ------- ----
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS   G10082140    3,264      90,385 SH           SOLE               90,385       0  0
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS   G10082140   14,625     405,000 SH         SHARED                    0 405,000  0
ASBURY AUTOMOTIVE GROUP INC   COM            043436104   99,529   3,686,273 SH           SOLE            3,686,273       0  0
BLUEKNIGHT ENERGY PARTNERS L  COM UNIT       09625U109   24,144   3,576,944 SH           SOLE            3,576,944       0  0
DINEEQUITY INC                COM            254423106  124,613   2,512,356 SH           SOLE            2,512,356       0  0
DOMINOS PIZZA INC             COM            25754A201   38,888   1,071,300 SH           SOLE            1,071,300       0  0
ECHOSTAR CORP                 CL A           278768106   60,599   2,153,474 SH           SOLE            2,153,474       0  0
FUTUREFUEL CORPORATION        COM            36116M106   39,528   3,600,000 SH           SOLE            3,600,000       0  0
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT 55608B105  102,103   3,094,964 SH           SOLE            3,094,964       0  0
SCHOOL SPECIALTY INC          COM            807863105    6,671   1,884,500 SH           SOLE            1,884,500       0  0
SUNSTONE HOTEL INVS INC NEW   COM            867892101   30,222   3,102,919 SH           SOLE            3,102,919       0  0
TYLER TECHNOLOGIES INC        COM            902252105   52,076   1,355,800 SH           SOLE            1,355,800       0  0
WRIGHT EXPRESS CORP           COM            98233Q105  104,137   1,608,787 SH           SOLE            1,608,787       0  0

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.